Certain Relationships and Related Party Transactions (Details) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Person	Jun. 30, 2015 Person	Dec. 31, 2014 USD ($) Person	Dec. 28, 2013 USD ($)
Related Party Transaction [Line Items]
Number of related party members in board of directors | Person	1		1
Number of outside members in board of directors | Person	5		5
Number of CEOs in board of directors | Person		1	1
Non refundable advisory fees receivable each year if it is more than specified percentage of EBITDA	$ 3.0		$ 3.0
Percentage of non refundable advisory fees receivable each year if it is more than specified amount	2.00%		2.00%
Percentage of Fee for Transaction Value	1.00%
Selling, general and administrative expenses
Related Party Transaction [Line Items]
Advisory fee	$ 3.0		$ 5.2
Special Charges Net
Related Party Transaction [Line Items]
Advisory and management services fees				$ 3.2
Scenario, Adjustment [Member] | Selling, general and administrative expenses
Related Party Transaction [Line Items]
Advisory fee			5.2
Fiberweb
Related Party Transaction [Line Items]
Non refundable advisory fees receivable each year if it is more than specified percentage of EBITDA				3.0
Advisory fee			2.5
Minimum [Member] | Selling, general and administrative expenses
Related Party Transaction [Line Items]
Advisory fee			3.0
Companhia Providencia Industria e Comercio [Member]
Related Party Transaction [Line Items]
Advisory fee			$ 5.3
Fiberweb
Related Party Transaction [Line Items]
Advisory fee				$ 2.5